Condensed Unaudited Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2019	$ 50,616,051	$ 11,006,367	$ 287,307	$ (47,280,254)	$ 14,629,471
Beginning balance, shares at Dec. 31, 2019	37,049,374
Shares issued for cash	$ 7,870				7,870
Shares issued for cash (in shares)	7,500
Shares issued cost	$ (51,913)				(51,913)
Stock-based compensation expense		1,884,570			1,884,570
Net loss for the period				(1,418,829)	(1,418,829)
Foreign currency translation reserve			(1,411,147)		(1,411,147)
Ending balance at Mar. 31, 2020	$ 50,572,008	12,890,937	(1,123,840)	(48,699,083)	13,640,022
Ending balance, shares at Mar. 31, 2020	37,056,874
Beginning balance at Dec. 31, 2019	$ 50,616,051	11,006,367	287,307	(47,280,254)	14,629,471
Beginning balance, shares at Dec. 31, 2019	37,049,374
Net loss for the period					(21,936,358)
Ending balance at Sep. 30, 2020	$ 133,579,394	16,061,933	639,011	(69,216,612)	81,063,726
Ending balance, shares at Sep. 30, 2020	77,789,748
Beginning balance at Mar. 31, 2020	$ 50,572,008	12,890,937	(1,123,840)	(48,699,083)	13,640,022
Beginning balance, shares at Mar. 31, 2020	37,056,874
Shares issued for cash	$ 36,363,090				36,363,090
Shares issued for cash (in shares)	25,913,365
Shares issued pursuant to exercise of warrants	$ 110,246				110,246
Shares issued pursuant to exercise of warrants (in shares)	187,500
Shares issued pursuant to exercise of options	$ 9,538	(4,037)			5,501
Shares issued pursuant to exercise of options (in shares)	25,000
Stock-based compensation expense		1,021,818			1,021,818
Net loss for the period				(9,338,299)	(9,338,299)
Foreign currency translation reserve			573,224		573,224
Ending balance at Jun. 30, 2020	$ 87,054,882	13,908,718	(550,616)	(58,037,382)	42,375,602
Ending balance, shares at Jun. 30, 2020	63,182,739
Shares issued for cash	$ 39,711,261				39,711,261
Shares issued for cash (in shares)	13,058,071
Shares issued pursuant to exercise of warrants	$ 6,719,617	(55,909)			6,663,708
Shares issued pursuant to exercise of warrants (in shares)	1,413,767
Shares issued pursuant to exercise of options	$ 93,634	(28,209)			65,425
Shares issued pursuant to exercise of options (in shares)	135,171
Stock-based compensation expense		2,237,333			2,237,333
Net loss for the period				(11,179,230)	(11,179,230)
Foreign currency translation reserve			1,189,627		1,189,627
Ending balance at Sep. 30, 2020	$ 133,579,394	16,061,933	639,011	(69,216,612)	81,063,726
Ending balance, shares at Sep. 30, 2020	77,789,748
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency	$ (14,539,226)	0	0	0	(14,539,226)
Ending balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Ending balance, shares at Jan. 01, 2021	89,309,563
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Net loss for the period					(24,475,447)
Ending balance at Sep. 30, 2021	$ 363,207,765	16,917,265	4,504,568	(134,802,606)	249,826,992
Ending balance, shares at Sep. 30, 2021	114,944,673
Beginning balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Beginning balance, shares at Jan. 01, 2021	89,309,563
Shares issued for cash	$ 142,493,563				142,493,563
Shares issued for cash (in shares)	20,365,495
Shares issued pursuant to exercise of warrants	$ 16,802,299	(1,164)			16,801,135
Shares issued pursuant to exercise of warrants (in shares)	2,195,640
Shares issued pursuant to exercise of options	$ 727,253	(277,794)			449,459
Shares issued pursuant to exercise of options (in shares)	1,058,724
Stock-based compensation expense		1,462,866			1,462,866
Net loss for the period				(180,664)	(180,664)
Foreign currency translation reserve			(7,859)		(7,859)
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Shares issued cost	$ (2,887)				(2,887)
Shares issued pursuant to exercise of warrants	$ 404,354				404,354
Shares issued pursuant to exercise of warrants (in shares)	88,774
Shares issued pursuant to exercise of options	$ 104,301	(53,972)			50,329
Shares issued pursuant to exercise of options (in shares)	21,825
Stock-based compensation expense		1,720,483			1,720,483
Net loss for the period				(11,447,385)	(11,447,385)
Foreign currency translation reserve			(6,474)		(6,474)
Ending balance at Jun. 30, 2021	$ 358,048,493	19,296,819	4,486,880	(121,955,208)	259,876,984
Ending balance, shares at Jun. 30, 2021	113,040,021
Shares issued for cash	$ (55,123)				(55,123)
Shares issued pursuant to exercise of warrants	$ 1,682,416				1,682,416
Shares issued pursuant to exercise of warrants (in shares)	405,000
Shares issued pursuant to exercise of options	$ 3,115,294	(2,469,544)			645,750
Shares issued pursuant to exercise of options (in shares)	1,375,400
Shares issued pursuant to exercise of RSU	$ 397,060	(582,333)			(185,273)
Shares issued pursuant to exercise of RSU (in shares)	118,497
Shares issued pursuant to exercise of DSU	$ 19,625	(39,250)			(19,625)
Shares issued pursuant to exercise of DSU (in shares)	5,755
Transfer of DSU to liabilities		(122,400)			(122,400)
Stock-based compensation expense		833,973			833,973
Net loss for the period				(12,847,398)	(12,847,398)
Foreign currency translation reserve			17,688		17,688
Ending balance at Sep. 30, 2021	$ 363,207,765	$ 16,917,265	$ 4,504,568	$ (134,802,606)	$ 249,826,992
Ending balance, shares at Sep. 30, 2021	114,944,673